Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (432,972)	€ (3,532)	€ 2,350
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (432,972)	(3,532)	2,350
Warrants
Diluted earnings per share [abstract]
Potentially dilutive instruments not included in diluted earnings per share	30,735,950
Preference shares
Diluted earnings per share [abstract]
Potentially dilutive instruments not included in diluted earnings per share	8,900,000
Ordinary shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (398,565)	€ (3,532)	€ 2,350
Number of ordinary shares in issue (thousands) (in shares)	169,391,000	168,480,000	168,480,000
Basic earnings per share (in euro per share)	€ (2.35)	€ (0.02)	€ 0.01
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (398,565)	€ (3,532)	€ 2,350
Diluted number of preference shares in issue (thousands) (in shares)	169,391,000	168,480,000	168,480,000
Diluted earnings per share (in euro per share)	€ (2.35)	€ (0.02)	€ 0.01
Preference shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (34,407)	€ 0	€ 0
Number of preference shares in issue (thousands) (in shares)	20,656,000	0	0
Basic earnings per share (in euro per share)	€ (1.67)	€ 0	€ 0
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (34,407)	€ 0	€ 0
Diluted number of preference shares in issue (thousands) (in shares)	20,656,000	0	0
Diluted earnings per share (in euro per share)	€ (1.67)	€ 0	€ 0